Financial Result (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financial Result
Finance income	€ 108,806	€ 3,021
thereof: fair value changes	106,587
thereof: foreign currency exchange gains on financial instruments	290	1,542
thereof: impairment losses net of reversal	57
thereof: interest income	1,872	1,479
Finance expenses	(8,488)	(258,739)
thereof: fair value changes	(968)	(258,337)
thereof: foreign currency exchange loss on financial instruments	(6,812)
thereof: interest portion of lease payments	(297)	(292)
thereof: impairment losses net of reversal		(29)
thereof: other interest expenses	(411)	(81)
Financial result	€ 100,318	€ (255,718)